Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.4%
Aerospace & Defense — 2.0%
L3Harris Technologies, Inc.	4,930	$1,701,589
Banks — 5.7%
Glacier Bancorp, Inc.	14,021	626,318
The PNC Financial Services Group, Inc.	7,969	1,658,269
Towne Bank	23,817	801,918
Wintrust Financial Corp.	11,989	1,665,752
		4,752,257
Beverages — 0.4%
Keurig Dr Pepper, Inc.	12,354	325,281
Biotechnology — 3.4%
BioMarin Pharmaceutical, Inc.*	11,180	631,558
Corteva, Inc.	18,037	1,509,877
Revolution Medicines, Inc.*	3,209	312,075
United Therapeutics Corp.*	675	400,262
		2,853,772
Building Materials — 2.9%
Carlisle Cos., Inc.	3,770	1,257,747
Martin Marietta Materials, Inc.	1,997	1,175,594
		2,433,341
Chemicals — 4.2%
Qnity Electronics, Inc.	10,718	1,236,643
Solstice Advanced Materials, Inc.	14,832	1,129,605
Westlake Corp.	10,136	1,184,087
		3,550,335
Commercial Services — 2.2%
MarketAxess Holdings, Inc.	6,010	991,530
TransUnion	11,906	823,776
		1,815,306
Distribution & Wholesale — 1.5%
LKQ Corp.	41,584	1,221,322
Diversified Financial Services — 3.0%
Ally Financial, Inc.	31,938	1,252,928
Lazard, Inc.	30,365	1,289,905
		2,542,833
Electric — 7.0%
Alliant Energy Corp.	33,423	2,398,434
Entergy Corp.	17,847	2,005,289
PPL Corp.	39,091	1,493,276
		5,896,999
Electrical Components & Equipment — 3.8%
AMETEK, Inc.	6,414	1,374,905
Littelfuse, Inc.	5,362	1,819,595
		3,194,500
Electronics — 3.2%
Keysight Technologies, Inc.*	4,348	1,227,745
Vontier Corp.	40,783	1,446,573
		2,674,318
Engineering & Construction — 0.9%
TopBuild Corp.*	2,055	721,921
	Number of Shares	Value†

Environmental Control — 1.3%
Waste Connections, Inc.	6,804	$1,105,242
Food — 1.5%
Cal-Maine Foods, Inc.	7,554	597,899
Lamb Weston Holdings, Inc.	15,036	635,421
		1,233,320
Hand & Machine Tools — 1.7%
Lincoln Electric Holdings, Inc.	5,785	1,440,928
Healthcare Products — 2.7%
Globus Medical, Inc., Class A*	8,599	740,890
Hologic, Inc.*	8,309	628,077
LivaNova PLC*	14,792	940,180
		2,309,147
Healthcare Services — 2.6%
Humana, Inc.	3,287	569,933
ICON PLC*	3,269	361,748
Labcorp Holdings, Inc.	4,698	1,253,473
		2,185,154
Home Builders — 1.2%
Toll Brothers, Inc.	7,344	1,002,236
Insurance — 7.6%
Axis Capital Holdings Ltd.	14,813	1,502,186
Everest Group Ltd.	5,559	1,816,959
Selective Insurance Group, Inc.	20,292	1,529,814
The Hartford Insurance Group, Inc.	11,351	1,534,996
		6,383,955
Internet — 0.7%
CDW Corp.	5,165	625,068
Machinery — Construction & Mining — 0.3%
BWX Technologies, Inc.	1,038	212,261
Machinery — Diversified — 1.4%
IDEX Corp.	2,966	562,205
Regal Rexnord Corp.	3,116	583,502
		1,145,707
Media — 2.1%
Fox Corp., Class B	33,588	1,783,523
Mining — 2.1%
Freeport-McMoRan, Inc.	29,501	1,734,069
Miscellaneous Manufacturing — 2.7%
3M Co.	8,272	1,201,343
Fabrinet*	1,972	1,028,437
		2,229,780
Oil & Gas — 5.5%
ConocoPhillips	15,105	1,993,860
Expand Energy Corp.	14,680	1,611,570
Valero Energy Corp.	4,271	1,055,279
		4,660,709

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — 0.8%
Baker Hughes Co.	11,097	$677,472
Packaging and Containers — 1.8%
Ball Corp.	25,906	1,531,304
Pharmaceuticals — 2.1%
BellRing Brands, Inc.*	7,438	119,678
Cardinal Health, Inc.	5,598	1,182,913
Zoetis, Inc.	3,986	471,185
		1,773,776
Real Estate — 1.1%
CBRE Group, Inc., Class A*	7,132	966,101
Retail — 7.0%
AutoZone, Inc.*	307	1,036,979
Boot Barn Holdings, Inc.*	2,798	409,515
Burlington Stores, Inc.*	3,282	1,067,897
Casey's General Stores, Inc.	2,750	2,001,615
MSC Industrial Direct Co., Inc., Class A	5,020	463,195
O'Reilly Automotive, Inc.*	9,750	900,023
		5,879,224
Semiconductors — 1.5%
Teradyne, Inc.	4,397	1,303,535
Software — 0.8%
Akamai Technologies, Inc.*	6,218	714,137
Transportation — 4.7%
Canadian Pacific Kansas City Ltd.	13,277	1,044,369
Kirby Corp.*	10,669	1,417,697
Landstar System, Inc.	5,287	847,559
Saia, Inc.*	1,766	620,360
		3,929,985
TOTAL COMMON STOCKS (Cost $57,810,289)		78,510,407

REAL ESTATE INVESTMENT TRUSTS — 6.3%
Diversified — 2.2%
Lamar Advertising Co., Class A	14,057	1,780,460
Industrial — 1.0%
STAG lndustrial, Inc.	23,548	849,141
Manufactured Homes — 0.8%
Equity LifeStyle Properties, Inc.	10,773	672,451
Single Tenant — 2.3%
Agree Realty Corp.	25,599	1,929,652
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,248,229)		5,231,704
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $1,858,292)	1,858,292	$1,858,292
TOTAL INVESTMENTS — 101.9% (Cost $63,916,810)		$85,600,403
Other Assets & Liabilities — (1.9)%		(1,560,396)
TOTAL NET ASSETS — 100.0%		$84,040,007

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
PLC— Public Limited Company.
Country Weightings as of 3/31/2026††
United States	91%
Bermuda	4
Canada	3
Thailand	1
United Kingdom	1
Total	100%
††	% of total investments as of March 31, 2026.

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